Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash	$ 8,760,462	$ 193
Property and equipment, net		591
Lease deposit	1,816	1,816
Total assets	8,762,278	2,600
Liabilities
Accounts payable	1,008,046	224,543
Accrued expenses and other current liabilities	324,697	2,722,875
Contingent warrant, net		101,525
Convertible promissory notes, net		3,765,087
Total liabilities	1,332,743	6,814,030
Commitments and contingencies (Note 11)
Stockholders’ equity (deficit)
Common stock, par value of $0.0001; 115,000,000 shares authorized; 9,231,737 shares issued and outstanding at December 31, 2020	923	618
Additional paid-in capital	65,738,705	18,644,683
Accumulated deficit	(58,310,093)	(54,526,705)
Total stockholders’ equity (deficit)	7,429,535	(6,811,430)
Total Liabilities and Stockholders’ equity (deficit)	8,762,278	2,600
Series 1 Convertible Preferred Stock [Member]
Stockholders’ equity (deficit)
Preferred stock		3,069,913
Series 2 Convertible Preferred Stock [Member]
Stockholders’ equity (deficit)
Preferred stock		7,624,841
Series 3 Convertible Preferred Stock [Member]
Stockholders’ equity (deficit)
Preferred stock		7,973,720
Series 4 Convertible Preferred Stock [Member]
Stockholders’ equity (deficit)
Preferred stock		$ 10,401,500